PROPERTY AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2023
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

NOTE 6 – PROPERTY AND EQUIPMENT, NET

	June 30, 2023	December 31, 2022
	(Unaudited)	(Audited)
Drilling and production tools	$1,499,535	$1,499,535
Leasehold improvement	323,675	323,675
Production facilities	93,049	93,049
Computer and software	5,605	5,605
Housing and welfare	4,312	4,312
Furniture and office equipment	4,013	4,013
Equipment	1,650	1,650
Total	1,931,839	1,931,839

Less: accumulated depreciation	(1,776,583)	(1,730,344)
Property and equipment, net	$155,256	$201,495

Depreciation charged to expense amounted to $46,239 and $41,894 for the six months ended June 30, 2023 and 2022, respectively.